Provisions - Economic benefits associated with the provision (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [line items]
Carrying value	€ 53.2	€ 75.4	€ 130.7
Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	53.2	75.4	130.7	€ 133.2
Less than one year | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	10.3	43.3	100.5
Later than one year and not later than two years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	4.1	12.1	18.8
Later than two years and not later than three years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	11.5	3.2	7.6
Later than three years and not later than four years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	24.3	5.9	€ 3.8
Thereafter | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	€ 3.0	€ 10.9